Related Party Transactions (Details) - Blade Urban Air Mobility [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jan. 20, 2021	Sep. 30, 2020	Feb. 25, 2020
Related Party Transaction [Line Items]
Ownership Interest (Percentage)							10.00%
Blade UAM Foundation, Inc
Related Party Transaction [Line Items]
Amount due from related parties						$ 78
Underhill
Related Party Transaction [Line Items]
Amount paid for for air charter services	$ 312	$ 379	$ 939	$ 959
Underhill | Melissa Tomkiel
Related Party Transaction [Line Items]
Ownership Interest (Percentage)					20.00%	20.00%
Percentage of ownership interest transferred back to Underhill						50.00%